Reverse takeover transaction with NCAC	10 Months Ended
Jan. 31, 2024
Reverse takeover transaction with NCAC
Reverse takeover transaction with NCAC

5.Reverse takeover transaction with NCAC

On January 25, 2024 the Company completed the RTO Transaction (See Note 1). RTO Transaction did not constitute a business combination as defined under IFRS 3, Business Combinations, as NCAC is a non-operating entity that does not meet the definition of a business under IFRS 3. The excess of the consideration paid over the net liability acquired together with any transaction costs incurred for the Transaction is expensed as a listing expense in accordance with IFRS 2 Share-Based Payments. The fair value of the consideration paid was determined by the opening trading price ($3.55/share) of the Company’s common shares listed on the NASDAQ on January 26, 2024.

Prior to the transaction, NCAC shareholders have made redemptions and NCAC has issued new shares new ordinary shares to settle certain liabilities and obligations.

Accordingly, upon consummation of the Company newly issued 8,390,659 common shares in exchange for the outstanding ordinary share held by a NCAC stockholder.

The calculation of listing expenses is as follows:

Listing
Expense
Consideration paid:
Shares issued to NCAC shareholders	7,794,659
Shares issued to settle NCAC liabilities	150,000
Shares issued to compensate advisors	446,000
Total consideration shares issued NCAC shareholders	8,390,659
Fair value of the common shares	$3.55
Deemed consideration amount for the common shares issued	$29,786,839

Net identifiable liability acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(165)
NCAC promissory note (Note 10)	$(1,615,501)
Derivative warrant liabilities (Note 9)	$(595,358)
Net liabilities acquired	$(2,210,821)

Listing Expense	$31,997,660

The listing expense has been included in the consolidated statements of net loss and comprehensive loss, which also includes the other transaction cost of $1,074,728 in connection with the RTO Transaction composed of legal, banking, professional fees and costs related to the settlement of carved-out assets and liabilities from PGI.